Commitments and Contingencies - Additional Information (Detail)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2010 USD ($) $ / a $ / t	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jul. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) LetterOfCredit	Dec. 31, 2014 USD ($)	Nov. 01, 2016 Railcar	Oct. 31, 2016 Railcar
Loss Contingencies [Line Items]
Expenses related to operating leases and rental agreements						$ 1,765,000	$ 1,316,000	$ 5,202,000	$ 3,124,000	$ 4,098,000	$ 2,530,000
Customers in Conjunction with Bankruptcy Proceedings
Loss Contingencies [Line Items]
Deferred revenue recognized								4,969,000
Consulting Agreement
Loss Contingencies [Line Items]
Reimbursed out-of-pocket and other expenses	$ 10,000
Closing fee per acre | $ / a	1
Consulting fees, expenses reimbursements and closing costs						0	0	0	841,000	841,000	206,000
Tonnage fees per ton | $ / t	0.50
Tonnage fees incurred						71,000	$ 46,000	169,000	$ 213,000	252,000	$ 332,000
Consulting Agreement | Minimum
Loss Contingencies [Line Items]
Tonnage fees								$ 200,000		200,000
WISCONSIN
Loss Contingencies [Line Items]
Letters of credit outstanding, amount										$ 770,000
Number of letter of credit | LetterOfCredit										2
Letter of credit				$ 2,132,000	$ 1,254,000
Employment Agreements
Loss Contingencies [Line Items]
Agreements renewal period								1 year		1 year
Commitments under employment agreement						1,175,000		$ 1,175,000		$ 1,175,000
Agreement expiration date								2017-05		2017-05
Performance Bond | Jackson County, Wisconsin
Loss Contingencies [Line Items]
Bond, carrying value						4,400,000		$ 4,400,000		$ 4,400,000
Permit bond | Town of Curran, Wisconsin
Loss Contingencies [Line Items]
Bond, carrying value						$ 1,000,000		$ 1,000,000		$ 1,000,000
Subsequent Event
Loss Contingencies [Line Items]
Number of rail cars | Railcar												30	50
Subsequent Event | Customers in Conjunction with Bankruptcy Proceedings
Loss Contingencies [Line Items]
Unsecured bankruptcy claim granted			$ 12,000,000
Purchase of unsecured bankruptcy claim by third party		$ 6,600,000